Note 35 - Derivatives - Value of Derivatives held as Net Investment Hedges (Detail) - Derivatives Held as Net Investment Hedges [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Value of Derivatives held as Net Investment Hedges [Line Items]
Assets		€ 1,617	€ 556
Liabilities		408	957
Nominal amount		40,277	43,546
Fair value changes used for hedge effectiveness		1,933	(413)
Fair value changes recognised in Equity	[1]	(1,415)	795
Hedge ineffectiveness		€ (186)	€ (386)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.